Annual Total Returns [BarChart] - Parnassus Core Equity Fund - Investor Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.13%
Annual Return 2012	15.43%
Annual Return 2013	34.01%
Annual Return 2014	14.48%
Annual Return 2015	(0.55%)
Annual Return 2016	10.41%
Annual Return 2017	16.58%
Annual Return 2018	(0.18%)
Annual Return 2019	30.69%
Annual Return 2020	21.19%